Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 71.8	$ 172.6	$ 162.6
Other comprehensive loss:
Translation adjustments	1.1	(9.0)	(4.3)
Amortization of prior service credits, net of tax of $6.5 - 2012, $6.5 - 2011, and $7.3 - 2010	(10.9)	(10.8)	(9.3)
Total other comprehensive loss	(9.8)	(19.8)	(13.6)
Total comprehensive income	62.0	152.8	149.0
Less: Comprehensive loss attributable to noncontrolling interests	0.1	0	0
Comprehensive income attributable to PolyOne common shareholders	$ 62.1	$ 152.8	$ 149.0